Distribution Date:	06/17/25	BANK 2025-BNK49
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2025-BNK49

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Attention: Leland F. Bunch, III		leland.f.bunch@bofa.com; cmbsnotices@bofa.com

Certificate Interest Reconciliation Detail	4		One Bryant Park, NY-100-11-07 | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.

Bond / Collateral Reconciliation - Balances	9		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	15-16
			Attention: Adam Singer, Managing Director		adam.singer@rialtocapital.com
Mortgage Loan Detail (Part 2)	17-18		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
			Attention: BANK 2025-BNK49 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25

Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05494FBL1	4.765000%	13,995,000.00	13,611,895.72	173,578.82	54,050.57	0.00	0.00	227,629.39	13,438,316.90	30.02%	30.00%
A-SB	05494FBM9	5.635000%	19,663,000.00	19,663,000.00	0.00	92,334.17	0.00	0.00	92,334.17	19,663,000.00	30.02%	30.00%
A-5	05494FBT4	5.623000%	616,788,000.00	616,788,000.00	0.00	2,890,165.77	0.00	0.00	2,890,165.77	616,788,000.00	30.02%	30.00%
A-S	05494FCA4	6.025000%	111,506,000.00	111,506,000.00	0.00	559,853.04	0.00	0.00	559,853.04	111,506,000.00	18.01%	18.00%
B	05494FAA6	6.439441%	45,299,000.00	45,299,000.00	0.00	243,083.54	0.00	0.00	243,083.54	45,299,000.00	13.13%	13.13%
C	05494FAL2	6.439441%	32,754,000.00	32,754,000.00	0.00	175,764.55	0.00	0.00	175,764.55	32,754,000.00	9.61%	9.60%
D-RR	05494FAW8	6.439441%	22,998,000.00	22,998,000.00	0.00	123,411.89	0.00	0.00	123,411.89	22,998,000.00	7.13%	7.13%
E-RR	05494FAY4	6.439441%	9,292,000.00	9,292,000.00	0.00	49,862.74	0.00	0.00	49,862.74	9,292,000.00	6.13%	6.13%
F-RR	05494FBA5	6.439441%	16,261,000.00	16,261,000.00	0.00	87,259.79	0.00	0.00	87,259.79	16,261,000.00	4.38%	4.38%
G-RR	05494FBC1	6.439441%	12,777,000.00	12,777,000.00	0.00	68,563.95	0.00	0.00	68,563.95	12,777,000.00	3.00%	3.00%
H-RR*	05494FBE7	6.439441%	27,876,857.00	27,876,857.00	0.00	149,592.82	0.00	0.00	149,592.82	27,876,857.00	0.00%	0.00%
V	05494FBG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05494FBJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			929,209,857.00	928,826,752.72	173,578.82	4,493,942.83	0.00	0.00	4,667,521.65	928,653,173.90

X-A	05494FBY3	0.834044%	650,446,000.00	650,062,895.72	0.00	451,817.62	0.00	0.00	451,817.62	649,889,316.90
X-B	05494FBZ0	0.414441%	111,506,000.00	111,506,000.00	0.00	38,510.56	0.00	0.00	38,510.56	111,506,000.00
Notional SubTotal			761,952,000.00	761,568,895.72	0.00	490,328.18	0.00	0.00	490,328.18	761,395,316.90

Deal Distribution Total					173,578.82	4,984,271.01	0.00	0.00	5,157,849.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05494FBL1	972.62563201	12.40291676	3.86213433	0.00000000	0.00000000	0.00000000	0.00000000	16.26505109	960.22271526
A-SB	05494FBM9	1,000.00000000	0.00000000	4.69583329	0.00000000	0.00000000	0.00000000	0.00000000	4.69583329	1,000.00000000
A-5	05494FBT4	1,000.00000000	0.00000000	4.68583333	0.00000000	0.00000000	0.00000000	0.00000000	4.68583333	1,000.00000000
A-S	05494FCA4	1,000.00000000	0.00000000	5.02083332	0.00000000	0.00000000	0.00000000	0.00000000	5.02083332	1,000.00000000
B	05494FAA6	1,000.00000000	0.00000000	5.36620102	0.00000000	0.00000000	0.00000000	0.00000000	5.36620102	1,000.00000000
C	05494FAL2	1,000.00000000	0.00000000	5.36620107	0.00000000	0.00000000	0.00000000	0.00000000	5.36620107	1,000.00000000
D-RR	05494FAW8	1,000.00000000	0.00000000	5.36620097	0.00000000	0.00000000	0.00000000	0.00000000	5.36620097	1,000.00000000
E-RR	05494FAY4	1,000.00000000	0.00000000	5.36620103	0.00000000	0.00000000	0.00000000	0.00000000	5.36620103	1,000.00000000
F-RR	05494FBA5	1,000.00000000	0.00000000	5.36620073	0.00000000	0.00000000	0.00000000	0.00000000	5.36620073	1,000.00000000
G-RR	05494FBC1	1,000.00000000	0.00000000	5.36620099	0.00000000	0.00000000	0.00000000	0.00000000	5.36620099	1,000.00000000
H-RR	05494FBE7	1,000.00000000	0.00000000	5.36620107	0.00000000	0.00000000	0.00000000	0.00000000	5.36620107	1,000.00000000
V	05494FBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05494FBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05494FBY3	999.41101294	0.00000000	0.69462741	0.00000000	0.00000000	0.00000000	0.00000000	0.69462741	999.14415171
X-B	05494FBZ0	1,000.00000000	0.00000000	0.34536760	0.00000000	0.00000000	0.00000000	0.00000000	0.34536760	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/25 - 05/30/25	30	0.00	54,050.57	0.00	54,050.57	0.00	0.00	0.00	54,050.57	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	92,334.17	0.00	92,334.17	0.00	0.00	0.00	92,334.17	0.00
A-5	05/01/25 - 05/30/25	30	0.00	2,890,165.77	0.00	2,890,165.77	0.00	0.00	0.00	2,890,165.77	0.00
X-A	05/01/25 - 05/30/25	30	0.00	451,817.62	0.00	451,817.62	0.00	0.00	0.00	451,817.62	0.00
X-B	05/01/25 - 05/30/25	30	0.00	38,510.56	0.00	38,510.56	0.00	0.00	0.00	38,510.56	0.00
A-S	05/01/25 - 05/30/25	30	0.00	559,853.04	0.00	559,853.04	0.00	0.00	0.00	559,853.04	0.00
B	05/01/25 - 05/30/25	30	0.00	243,083.54	0.00	243,083.54	0.00	0.00	0.00	243,083.54	0.00
C	05/01/25 - 05/30/25	30	0.00	175,764.55	0.00	175,764.55	0.00	0.00	0.00	175,764.55	0.00
D-RR	05/01/25 - 05/30/25	30	0.00	123,411.89	0.00	123,411.89	0.00	0.00	0.00	123,411.89	0.00
E-RR	05/01/25 - 05/30/25	30	0.00	49,862.74	0.00	49,862.74	0.00	0.00	0.00	49,862.74	0.00
F-RR	05/01/25 - 05/30/25	30	0.00	87,259.79	0.00	87,259.79	0.00	0.00	0.00	87,259.79	0.00
G-RR	05/01/25 - 05/30/25	30	0.00	68,563.95	0.00	68,563.95	0.00	0.00	0.00	68,563.95	0.00
H-RR	05/01/25 - 05/30/25	30	0.00	149,592.82	0.00	149,592.82	0.00	0.00	0.00	149,592.82	0.00
Totals			0.00	4,984,271.01	0.00	4,984,271.01	0.00	0.00	0.00	4,984,271.01	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-5 (Exch)	N/A	5.623000%	616,788,000.00	616,788,000.00	0.00	2,890,165.77	0.00	0.00	2,890,165.77	616,788,000.00
A-5-1	05494FBU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	05494FBV9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	05494FBW7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	05494FBX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	6.025000%	111,506,000.00	111,506,000.00	0.00	559,853.04	0.00	0.00	559,853.04	111,506,000.00
A-S-1	05494FCB2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	05494FCC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	05494FCD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	05494FCE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	6.439441%	45,299,000.00	45,299,000.00	0.00	243,083.54	0.00	0.00	243,083.54	45,299,000.00
B-1	05494FAC2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	05494FAE8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	05494FAG3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	05494FAJ7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	6.439441%	32,754,000.00	32,754,000.00	0.00	175,764.55	0.00	0.00	175,764.55	32,754,000.00
C-1	05494FAN8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	05494FAQ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	05494FAS7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	05494FAU2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			806,347,000.00	806,347,000.00	0.00	3,868,866.90	0.00	0.00	3,868,866.90	806,347,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-5-1	05494FBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	05494FBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	05494FCB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	05494FCC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	05494FAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	05494FAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	05494FAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	05494FAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-5-X1	05494FBW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	05494FBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	05494FCD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	05494FCE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	05494FAG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	05494FAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	05494FAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	05494FAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	5,157,849.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,999,353.09	Master Servicing Fee	5,260.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,110.21
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	399.91
ARD Interest	0.00	Operating Advisor Fee	1,071.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	239.95
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,999,353.09	Total Fees	15,082.05

Principal		Expenses/Reimbursements
Scheduled Principal	173,578.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	173,578.82	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,984,271.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	173,578.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,157,849.83
Total Funds Collected	5,172,931.91	Total Funds Distributed	5,172,931.88

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	928,826,753.19	928,826,753.19	Beginning Certificate Balance	928,826,752.72
(-) Scheduled Principal Collections	173,578.82	173,578.82	(-) Principal Distributions	173,578.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	928,653,174.37	928,653,174.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	928,826,753.19	928,826,753.19	Ending Certificate Balance	928,653,173.90
Ending Actual Collateral Balance	928,653,174.37	928,653,174.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.47)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.47)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	3	13,172,509.19	1.42%	115	6.3089	1.729776	1.70 or less	19	330,678,861.45	35.61%	116	6.6875	1.452110
5,000,001 to 15,000,000	20	203,757,050.89	21.94%	116	6.3750	2.033894	1.71 to 2.10	11	199,139,983.91	21.44%	117	6.3300	1.814514
15,000,001 to 25,000,000	15	292,168,442.90	31.46%	119	6.1366	1.922765	2.11 to 2.50	6	119,908,332.77	12.91%	133	5.8390	2.307899
25,000,001 to 35,000,000	3	100,719,309.98	10.85%	128	5.9780	2.643725	2.51 or greater	11	278,925,996.24	30.04%	116	5.8528	3.226955
35,000,001 to 55,000,000	3	135,000,000.00	14.54%	116	6.0814	2.782444	Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
55,000,001 or greater	3	183,835,861.41	19.80%	116	6.5633	2.053252
Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arkansas	1	26,010,000.00	2.80%	117	6.7870	1.500000
							Cooperative Housing	1	35,720,315.75	3.85%	116	6.7840	5.380000
California	12	2,193,310,000.00	236.18%	131	5.7605	2.518469
							Industrial	3	93,120,000.00	10.03%	114	6.5827	2.349903
Colorado	2	30,900,000.00	3.33%	113	5.3232	3.000194
							Lodging	6	961,294,530.71	103.51%	114	6.0607	3.245533
Hawaii	1	9,100,000.00	0.98%	117	6.4450	1.330000
							Mixed Use	2	194,350,000.00	20.93%	113	6.5637	1.664901
Indiana	2	80,200,000.00	8.64%	115	6.6015	1.481496
							Mobile Home Park	3	65,060,000.00	7.01%	116	6.8439	1.402014
Maryland	5	2,417,729,451.09	260.35%	117	5.4910	1.760000
							Multi-Family	3	104,000,000.00	11.20%	115	6.6325	1.460375
Michigan	1	26,905,351.73	2.90%	115	6.8250	2.020000
							Office	15	6,734,320,031.59	725.17%	121	5.7190	2.208955
Nevada	1	95,000,000.00	10.23%	116	6.8100	1.390000
							Retail	8	254,130,000.00	27.37%	116	6.4508	1.723731
New Jersey	1	39,300,000.00	4.23%	113	6.6100	1.530000
							Self Storage	6	103,510,000.00	11.15%	116	6.4975	1.565329
New York	7	2,920,820,315.75	314.52%	115	5.8999	2.753701
							Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
Ohio	1	167,250,000.00	18.01%	112	6.6000	1.690000

Oregon	2	26,120,000.00	2.81%	116	6.7122	1.711179

Pennsylvania	2	48,750,000.00	5.25%	117	6.7021	1.330933

Texas	4	305,789,178.98	32.93%	117	6.9630	1.797311

Washington	1	43,190,580.51	4.65%	115	6.2900	2.440000

Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	19	433,075,137.65	46.63%	121	5.7281	2.705358	12 months or less	47	928,653,174.37	100.00%	118	6.2506	2.173408
	6.0000% to 6.9999%	23	441,621,675.27	47.56%	116	6.6497	1.737085	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.0000% or greater	5	53,956,361.45	5.81%	115	7.1769	1.474978	Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
	Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	5	73,087,500.00	7.87%	112	5.8774	2.906569	Interest Only	36	709,047,500.00	76.35%	118	6.2005	2.243129
114 months to 120 months		40	800,565,674.37	86.21%	116	6.3358	2.105334	300 months or less	1	14,409,674.87	1.55%	115	6.8250	2.020000
	121 months or greater	2	55,000,000.00	5.92%	153	5.5060	2.190000	301 months or greater	10	205,195,999.50	22.10%	117	6.3832	1.943262
	Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408	Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		47	928,653,174.37	100.00%	118	6.2506	2.173408			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	928,653,174.37	100.00%	118	6.2506	2.173408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6A-2-1	30322668	OF	San Francisco	CA	Actual/360	5.506%	165,944.72	0.00	0.00	N/A	03/06/38	--	35,000,000.00	35,000,000.00	06/06/25
6A-2-2	30322669	OF	San Francisco	CA	Actual/360	5.506%	94,825.56	0.00	0.00	N/A	03/06/38	--	20,000,000.00	20,000,000.00	06/06/25
36A-4	30322883	MU	Beavercreek	OH	Actual/360	6.600%	26,640.63	0.00	0.00	N/A	10/06/34	--	4,687,500.00	4,687,500.00	06/06/25
1A-1	30323096	LO	Irving	TX	Actual/360	6.946%	358,125.99	38,633.78	0.00	N/A	03/11/35	--	59,874,495.19	59,835,861.41	06/11/25
1A-2	30323097	LO	Irving	TX	Actual/360	6.946%	192,837.07	20,802.81	0.00	N/A	03/11/35	--	32,240,112.79	32,219,309.98	06/11/25
2A-1	30323098	OF	Irvine	CA	Actual/360	5.987%	335,105.69	0.00	0.00	N/A	02/01/35	--	65,000,000.00	65,000,000.00	06/01/25
2A-3	30323100	OF	Irvine	CA	Actual/360	5.987%	128,886.81	0.00	0.00	N/A	02/01/35	--	25,000,000.00	25,000,000.00	06/01/25
4A-2	30323103	OF	Bethesda	MD	Actual/360	5.491%	94,373.87	19,071.02	0.00	N/A	03/01/35	--	19,959,107.73	19,940,036.71	06/01/25
4A-4	30323105	OF	Bethesda	MD	Actual/360	5.491%	47,186.93	9,535.52	0.00	N/A	03/01/35	--	9,979,553.85	9,970,018.33	06/01/25
4A-5	30323106	OF	Bethesda	MD	Actual/360	5.491%	23,593.47	4,767.75	0.00	N/A	03/01/35	--	4,989,776.94	4,985,009.19	06/01/25
4A-7	30323108	OF	Bethesda	MD	Actual/360	5.491%	94,373.87	19,071.02	0.00	N/A	03/01/35	--	19,959,107.73	19,940,036.71	06/01/25
4A-11	30511931	OF	Bethesda	MD	Actual/360	5.491%	94,373.87	19,071.02	0.00	N/A	03/01/35	--	19,959,107.73	19,940,036.71	06/01/25
5	30323114	RT	Henderson	NV	Actual/360	6.810%	345,985.83	0.00	0.00	N/A	02/01/35	--	59,000,000.00	59,000,000.00	06/01/25
7	30323115	LO	New York	NY	Actual/360	5.874%	232,675.67	0.00	0.00	N/A	02/01/35	--	46,000,000.00	46,000,000.00	06/01/25
8	30323116	MF	Bloomington	IN	Actual/360	6.630%	251,203.33	0.00	0.00	N/A	01/01/35	--	44,000,000.00	44,000,000.00	06/01/25
10A-3	30323117	OF	New York	NY	Actual/360	5.953%	82,024.75	0.00	0.00	N/A	02/06/35	--	16,000,000.00	16,000,000.00	06/06/25
10A-5	30323118	OF	New York	NY	Actual/360	5.953%	66,645.11	0.00	0.00	N/A	02/06/35	--	13,000,000.00	13,000,000.00	06/06/25
12	30323119	SS			Actual/360	6.635%	122,325.44	0.00	0.00	N/A	02/01/35	--	21,410,000.00	21,410,000.00	06/01/25
13	30323120	IN	Moonachie Borough	NJ	Actual/360	6.610%	120,100.03	0.00	0.00	N/A	11/01/34	--	21,100,000.00	21,100,000.00	06/01/25
14	30323121	OF	Seattle	WA	Actual/360	6.290%	107,916.57	15,747.65	0.00	N/A	01/01/35	--	19,924,080.42	19,908,332.77	06/01/25
15	30323122	MH			Actual/360	7.090%	101,836.03	0.00	0.00	N/A	01/01/35	--	16,680,000.00	16,680,000.00	06/01/25
16	30323123	MF	Northridge	CA	Actual/360	6.395%	90,862.29	0.00	0.00	N/A	12/01/34	--	16,500,000.00	16,500,000.00	07/01/25
17	30323124	RT			Actual/360	6.215%	85,628.89	0.00	0.00	N/A	03/01/35	--	16,000,000.00	16,000,000.00	06/01/25
18	30323125	MH		AR	Actual/360	6.787%	90,587.60	0.00	0.00	N/A	03/01/35	--	15,500,000.00	15,500,000.00	06/01/25
19	30323126	MU	New York	NY	Actual/360	6.340%	81,891.67	0.00	0.00	N/A	03/01/35	--	15,000,000.00	15,000,000.00	06/01/25
20	30323127	LO	Jackson	MI	Actual/360	6.825%	84,781.41	16,088.54	0.00	N/A	01/01/35	--	14,425,763.41	14,409,674.87	06/01/25
21	30323128	RT	Bronx	NY	Actual/360	7.010%	85,414.90	0.00	0.00	N/A	12/01/34	--	14,150,000.00	14,150,000.00	06/01/25
22	30323129	SS	Tustin	CA	Actual/360	6.600%	79,566.67	0.00	0.00	N/A	12/01/34	--	14,000,000.00	14,000,000.00	06/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30323130	LO	Harker Heights	TX	Actual/360	7.506%	83,918.17	7,033.13	0.00	N/A	03/01/35	--	12,983,394.58	12,976,361.45	06/01/25
24	30323131	RT			Actual/360	5.990%	56,738.61	0.00	0.00	N/A	03/01/35	--	11,000,000.00	11,000,000.00	06/01/25
25	30323132	IN	Portland	OR	Actual/360	6.568%	57,547.54	0.00	0.00	N/A	02/11/35	--	10,175,000.00	10,175,000.00	06/11/25
26	30323133	IN	City of Industry	CA	Actual/360	6.560%	57,307.98	0.00	0.00	N/A	01/01/35	--	10,145,000.00	10,145,000.00	06/01/25
27	30323134	RT	Huntsville	TX	Actual/360	6.530%	56,230.56	0.00	0.00	N/A	01/01/35	--	10,000,000.00	10,000,000.00	06/01/25
28	30323135	RT	Grand Junction	CO	Actual/360	5.230%	36,028.89	0.00	0.00	N/A	11/01/34	--	8,000,000.00	8,000,000.00	06/01/25
29	30323136	MH		IN	Actual/360	6.450%	43,322.50	0.00	0.00	N/A	03/01/35	--	7,800,000.00	7,800,000.00	06/01/25
30	30323137	SS	Thousand Oaks	CA	Actual/360	6.070%	37,634.00	0.00	0.00	N/A	03/01/35	--	7,200,000.00	7,200,000.00	06/01/25
31	30323138	SS	Torrance	CA	Actual/360	6.070%	37,634.00	0.00	0.00	N/A	03/01/35	--	7,200,000.00	7,200,000.00	06/01/25
32	30323139	MF	Philadelphia	PA	Actual/360	7.157%	40,983.77	0.00	0.00	N/A	02/01/35	--	6,650,000.00	6,650,000.00	06/01/25
33	30323140	RT	Colorado Springs	CO	Actual/360	5.470%	27,319.61	0.00	0.00	N/A	11/01/34	--	5,800,000.00	5,800,000.00	06/01/25
34	30323141	SS	Kapolei	HI	Actual/360	6.445%	32,189.19	0.00	0.00	N/A	03/01/35	--	5,800,000.00	5,800,000.00	06/01/25
35	30323142	CH	Beacon	NY	Actual/360	6.784%	32,040.71	3,756.58	0.00	N/A	02/11/35	--	5,484,752.82	5,480,996.24	06/11/25
37	30323143	SS	Salem	OR	Actual/360	7.084%	21,350.39	0.00	0.00	N/A	03/11/35	--	3,500,000.00	3,500,000.00	06/11/25
9A-3	30511181	LO	New York	NY	Actual/360	5.540%	159,813.61	0.00	0.00	N/A	09/01/34	--	33,500,000.00	33,500,000.00	06/01/25
3A-1	30511840	OF	Newport Beach	CA	Actual/360	5.757%	223,083.75	0.00	0.00	N/A	03/01/35	--	45,000,000.00	45,000,000.00	06/01/25
3A-2	30511841	OF	Newport Beach	CA	Actual/360	5.757%	99,148.33	0.00	0.00	N/A	03/01/35	--	20,000,000.00	20,000,000.00	06/01/25
3A-3	30511842	OF	Newport Beach	CA	Actual/360	5.757%	74,361.25	0.00	0.00	N/A	03/01/35	--	15,000,000.00	15,000,000.00	06/01/25
11	30511937	RT	Philadelphia	PA	Actual/360	6.560%	136,985.56	0.00	0.00	N/A	03/06/35	--	24,250,000.00	24,250,000.00	06/06/25
Totals							4,999,353.09	173,578.82	0.00				928,826,753.19	928,653,174.37
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.250566%	6.231709%	118
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.250574%	6.231717%	119
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.250592%	6.231736%	120
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		928,653,174	928,653,174	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	928,653,174	928,653,174	0	0	0	0
May-25	928,826,753	928,826,753	0	0	0	0
Apr-25	929,038,362	929,038,362	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29